Decommissioning Obligations	12 Months Ended
Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning Obligations
Note 19. Decommissioning Obligations
All of the Group’s decommissioning obligations as at December 31, 2015 were included in liabilities relating to assets held for sale in current liabilities (see Note 5). The decommissioning obligations relating to hydrocarbon properties and property, plant and equipment that ceased to be classified as held for sale effective September 30, 2016 were reclassified to long-term liabilities on the same effective date. Changes in the carrying amount of the Group’s decommissioning obligations included in long-term liabilities during the year ended December 31, 2017 and 2016, respectively, are as follows:
	2017	2016
Decommissioning obligations, beginning of year	$13,219	$—
Reclassifications from liabilities relating to assets held for sale	—	17,923
Changes in estimates	255	(4,988)
Accretion	225	284
Decommissioning obligations, end of year	$13,699	$13,219

Decommissioning obligations represented the present value of estimated remediation and reclamation costs associated with hydrocarbon properties and property, plant and equipment. As at December 31, 2017, management revised its estimates of the expected decommissioning obligations related to its hydrocarbon production and processing assets. The Group discounted the decommissioning obligations using an average discount rate of 1.98% (2016: 1.73%), which is the risk free rate in Canada for blended government securities.
The Group will fund the decommissioning obligations from future cash flows from operations.